Warrants Presented at Fair Value (Details)	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares
Fair Value Disclosures [Abstract]
Exercise price (in Dollars per share) | $ / shares	$ 0.01
Fair value within current liabilities	$ 158,112
Fair value within non-current liabilities	$ 1,346,000